Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2023
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Components of Finance Costs, Net, Include Interest Expense (Income)
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Year ended December 31,

	2023	2022
Interest expense:
Debt	193	165
Derivative financial instruments - hedging activities	(1)	(1)
Other, net (1)	10	20
Fair value (gains) losses on cash flow hedges, transfer from equity (see note 20)	(30)	74
Net foreign exchange losses (gains) on debt	30	(74)
Net interest expense - debt and other	202	184
Net interest expense - leases	9	8
Net interest expense - pension and other post-employment benefit plans	25	11
Interest income	(84)	(7)
Net interest expense	152	196
(1) The year ended December 31, 2023 includes $12 million of benefits related to the reversal of accrued interest associated with the release of tax reserves (see note 10).

Components of Finance Costs, Net, Include Other Finance Costs (Income)

	Year ended December 31,

	2023	2022
Net losses (gains) due to changes in foreign currency exchange rates	65	(114)
Net losses (gains) on derivative instruments	132	(328)
Other	(5)	(2)
Other finance costs (income)	192	(444)